Distribution Date:	10/18/21	J.P. Morgan Chase Commercial Mortgage Securities Trust 2014-C20
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2014-C20

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, | New York, NY 10179
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Torchlight Loan Services, LLC
Bond / Collateral Reconciliation - Balances	8		William Clarkson	(305) 209-9988	wclarkson@torchlightinvestors.com
Current Mortgage Loan and Property Stratification	9-13		701 Brickell Avenue,Suite 2200 | Miami, FL 33131
Mortgage Loan Detail (Part 1)	14	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	15		Don Simon	(203) 660-6100
Principal Prepayment Detail	16		PO Box 4839, | Greenwich, CT 06831
Historical Detail	17	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	18				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	19		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	20	Trustee	Deutsche Bank Trust Company Americas
Specially Serviced Loan Detail - Part 2	21		Karlene Benvenuto		karlene.benvenuto@db.com
Modified Loan Detail	22		1761 East St. Andrew Place, | Santa Ana, CA 92705
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46642CBD1	1.268200%	33,437,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46642CBE9	2.871600%	106,744,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A1	46642CBG4	3.471800%	73,542,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A2	46642CAA8	3.471800%	73,542,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4A1	46642CBH2	3.538200%	55,000,000.00	54,988,661.46	0.00	162,134.07	0.00	0.00	162,134.07	54,988,661.46	46.77%	30.00%
A-4A2	46642CAD2	3.538200%	55,000,000.00	54,988,661.46	0.00	162,134.07	0.00	0.00	162,134.07	54,988,661.46	46.77%	30.00%
A-5	46642CBJ8	3.804600%	161,532,000.00	161,532,000.00	0.00	512,137.21	0.00	0.00	512,137.21	161,532,000.00	46.77%	30.00%
A-SB	46642CBK5	3.461400%	55,809,000.00	29,260,852.09	1,041,934.48	84,402.93	0.00	0.00	1,126,337.41	28,218,917.61	46.77%	30.00%
A-S	46642CBN9	4.043200%	37,315,000.00	37,315,000.00	0.00	125,726.67	0.00	0.00	125,726.67	37,315,000.00	40.15%	25.75%
B	46642CBP4	4.399200%	69,143,000.00	69,143,000.00	0.00	253,478.24	0.00	0.00	253,478.24	69,143,000.00	27.87%	17.88%
C	46642CBQ2	4.570275%	35,121,000.00	35,121,000.00	0.00	133,760.53	0.00	0.00	133,760.53	35,121,000.00	21.63%	13.87%
D	46642CAK6	4.570275%	55,973,000.00	55,973,000.00	0.00	214,916.82	0.00	0.00	214,916.82	55,973,000.00	11.69%	7.50%
E	46642CAN0	3.500000%	12,072,000.00	12,072,000.00	0.00	0.00	0.00	0.00	0.00	12,072,000.00	9.55%	6.13%
F	46642CAR1	3.500000%	9,878,000.00	9,878,000.00	0.00	0.00	0.00	0.00	0.00	9,878,000.00	7.80%	5.00%
G	46642CAU4	3.500000%	9,878,000.00	9,878,000.00	0.00	0.00	0.00	0.00	0.00	9,878,000.00	6.04%	3.87%
NR	46642CAX8	3.500000%	34,022,421.00	34,022,421.00	0.00	0.00	0.00	0.00	0.00	34,022,421.00	0.00%	0.00%
R	46642CAZ3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46642CBB5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			878,008,423.00	564,172,596.01	1,041,934.48	1,648,690.54	0.00	0.00	2,690,625.02	563,130,661.53

Notional Certificates
X-A	46642CBL3	0.855702%	651,921,000.00	338,085,175.02	0.00	241,083.60	0.00	0.00	241,083.60	337,043,240.54
X-B	46642CBM1	0.171075%	69,143,000.00	69,143,000.00	0.00	9,857.20	0.00	0.00	9,857.20	69,143,000.00
X-C	46642CAG5	1.070275%	65,850,421.00	65,850,421.00	0.00	58,731.72	0.00	0.00	58,731.72	65,850,421.00
Notional SubTotal			786,914,421.00	473,078,596.02	0.00	309,672.52	0.00	0.00	309,672.52	472,036,661.54

Deal Distribution Total					1,041,934.48	1,958,363.06	0.00	0.00	3,000,297.54

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46642CBD1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46642CBE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A1	46642CBG4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A2	46642CAA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4A1	46642CBH2	999.79384473	0.00000000	2.94789218	0.00000000	0.00000000	0.00000000	0.00000000	2.94789218	999.79384473
A-4A2	46642CAD2	999.79384473	0.00000000	2.94789218	0.00000000	0.00000000	0.00000000	0.00000000	2.94789218	999.79384473
A-5	46642CBJ8	1,000.00000000	0.00000000	3.17050002	0.00000000	0.00000000	0.00000000	0.00000000	3.17050002	1,000.00000000
A-SB	46642CBK5	524.30346521	18.66964970	1.51235338	0.00000000	0.00000000	0.00000000	0.00000000	20.18200308	505.63381551
A-S	46642CBN9	1,000.00000000	0.00000000	3.36933324	0.00000000	0.00000000	0.00000000	0.00000000	3.36933324	1,000.00000000
B	46642CBP4	1,000.00000000	0.00000000	3.66600003	0.00000000	0.00000000	0.00000000	0.00000000	3.66600003	1,000.00000000
C	46642CBQ2	1,000.00000000	0.00000000	3.80856268	0.00000000	0.00000000	0.00000000	0.00000000	3.80856268	1,000.00000000
D	46642CAK6	1,000.00000000	0.00000000	3.83965162	(0.03108910)	0.13215300	0.00000000	0.00000000	3.83965162	1,000.00000000
E	46642CAN0	1,000.00000000	0.00000000	0.00000000	2.91666667	11.32894798	0.00000000	0.00000000	0.00000000	1,000.00000000
F	46642CAR1	1,000.00000000	0.00000000	0.00000000	2.91666633	24.40296214	0.00000000	0.00000000	0.00000000	1,000.00000000
G	46642CAU4	1,000.00000000	0.00000000	0.00000000	2.91666633	26.24999696	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46642CAX8	1,000.00000000	0.00000000	0.00000000	2.91666663	44.00980283	0.00000000	0.00000000	0.00000000	1,000.00000000
R	46642CAZ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46642CBB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46642CBL3	518.59838082	0.00000000	0.36980493	0.00000000	0.00000000	0.00000000	0.00000000	0.36980493	517.00012814
X-B	46642CBM1	1,000.00000000	0.00000000	0.14256252	0.00000000	0.00000000	0.00000000	0.00000000	0.14256252	1,000.00000000
X-C	46642CAG5	1,000.00000000	0.00000000	0.89189589	0.00000000	0.00000000	0.00000000	0.00000000	0.89189589	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4A1	09/01/21 - 09/30/21	30	0.00	162,134.07	0.00	162,134.07	0.00	0.00	0.00	162,134.07	0.00
A-4A2	09/01/21 - 09/30/21	30	0.00	162,134.07	0.00	162,134.07	0.00	0.00	0.00	162,134.07	0.00
A-5	09/01/21 - 09/30/21	30	0.00	512,137.21	0.00	512,137.21	0.00	0.00	0.00	512,137.21	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	84,402.93	0.00	84,402.93	0.00	0.00	0.00	84,402.93	0.00
A-S	09/01/21 - 09/30/21	30	0.00	125,726.67	0.00	125,726.67	0.00	0.00	0.00	125,726.67	0.00
X-A	09/01/21 - 09/30/21	30	0.00	241,083.60	0.00	241,083.60	0.00	0.00	0.00	241,083.60	0.00
X-B	09/01/21 - 09/30/21	30	0.00	9,857.20	0.00	9,857.20	0.00	0.00	0.00	9,857.20	0.00
X-C	09/01/21 - 09/30/21	30	0.00	58,731.72	0.00	58,731.72	0.00	0.00	0.00	58,731.72	0.00
B	09/01/21 - 09/30/21	30	0.00	253,478.24	0.00	253,478.24	0.00	0.00	0.00	253,478.24	0.00
C	09/01/21 - 09/30/21	30	0.00	133,760.53	0.00	133,760.53	0.00	0.00	0.00	133,760.53	0.00
D	09/01/21 - 09/30/21	30	9,137.15	213,176.67	0.00	213,176.67	(1,740.15)	0.00	0.00	214,916.82	7,397.00
E	09/01/21 - 09/30/21	30	101,553.06	35,210.00	0.00	35,210.00	35,210.00	0.00	0.00	0.00	136,763.06
F	09/01/21 - 09/30/21	30	212,241.63	28,810.83	0.00	28,810.83	28,810.83	0.00	0.00	0.00	241,052.46
G	09/01/21 - 09/30/21	30	230,486.64	28,810.83	0.00	28,810.83	28,810.83	0.00	0.00	0.00	259,297.47
NR	09/01/21 - 09/30/21	30	1,398,087.98	99,232.06	0.00	99,232.06	99,232.06	0.00	0.00	0.00	1,497,320.04
Totals			1,951,506.46	2,148,686.63	0.00	2,148,686.63	190,323.57	0.00	0.00	1,958,363.06	2,141,830.03

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46642CBN9	4.043200%	37,315,000.00	37,315,000.00	0.00	125,726.67	0.00	0.00	125,726.67	37,315,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46642CBP4	4.399200%	69,143,000.00	69,143,000.00	0.00	253,478.24	0.00	0.00	253,478.24	69,143,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46642CBQ2	4.570275%	35,121,000.00	35,121,000.00	0.00	133,760.53	0.00	0.00	133,760.53	35,121,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			141,579,000.03	141,579,000.00	0.00	512,965.44	0.00	0.00	512,965.44	141,579,000.00

Exchangeable Certificate Details
EC	46642CBR0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 26

Additional Information
Total Available Distribution Amount (1)	3,000,297.54
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,154,398.71	Master Servicing Fee	5,586.32
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,126.29
Interest Adjustments	0.00	Trustee Fee	267.55
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	234.69
ARD Interest	0.00	Senior Trust Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Operating Advisor Fee	0.00
Extension Interest	0.00	Asset Representations Reviewer Fee	985.70
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,154,398.71	Total Fees	9,200.55

Principal		Expenses/Reimbursements
Scheduled Principal	1,041,934.48	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	169,965.80
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	16,869.32
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,041,934.48	Total Expenses/Reimbursements	186,835.12

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,958,363.06
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,041,934.48
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,000,297.54
Total Funds Collected	3,196,333.19	Total Funds Distributed	3,196,333.21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	563,256,644.93	563,256,644.93	Beginning Certificate Balance	564,172,596.01
(-) Scheduled Principal Collections	1,041,934.48	1,041,934.48	(-) Principal Distributions	1,041,934.48
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	562,214,710.45	562,214,710.45	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	566,379,236.95	566,379,236.95	Ending Certificate Balance	563,130,661.53
Ending Actual Collateral Balance	565,621,460.74	565,621,460.74

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	915,951.08
Beginning Cumulative Advances	0.00	915,951.12	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	915,951.08
Ending Cumulative Advances	0.00	915,951.12	Net WAC Rate	4.57%
			UC / (OC) Interest	3,488.46
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 26

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	34,202,902.93	6.08%	28	4.7040	NAP	Defeased	3	34,202,902.93	6.08%	28	4.7040	NAP
	9,999,999 or less	8	58,671,932.90	10.44%	41	4.7700	1.790977	1.35 or less	8	213,643,704.55	38.00%	24	4.5751	0.877535
10,000,000 to 19,999,999		6	84,623,227.72	15.05%	32	4.6797	1.010581	1.36 to 1.45	2	57,491,279.91	10.23%	30	4.9137	1.441067
20,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.46 to 1.55	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999		6	236,440,265.52	42.06%	24	4.6509	1.389803	1.56 to 1.65	4	41,612,523.20	7.40%	32	4.6920	1.591535
	50,000,000 or greater	2	148,276,381.38	26.37%	30	4.3437	2.885947	1.66 to 1.80	3	72,902,413.12	12.97%	39	4.5391	1.675740
	Totals	25	562,214,710.45	100.00%	29	4.5899	1.771143	1.81 to 2.00	1	4,550,657.15	0.81%	31	4.8970	1.897700
								2.01 to 2.25	1	7,510,149.10	1.34%	32	4.9800	2.221500
								2.26 or greater	3	130,301,080.49	23.18%	30	4.4038	3.553927
								Totals	25	562,214,710.45	100.00%	29	4.5899	1.771143
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	34,202,902.93	6.08%	28	4.7040	NAP
							Defeased	3	34,202,902.93	6.08%	28	4.7040	NAP
Arizona	1	2,203,178.89	0.39%	31	4.7935	3.385200
							Lodging	5	15,441,034.15	2.75%	32	4.8697	0.382701
California	9	209,735,833.55	37.31%	30	4.4626	2.507503
							Mixed Use	2	45,483,006.71	8.09%	32	4.6642	1.228411
Connecticut	1	1,163,476.21	0.21%	31	4.7935	3.385200
							Multi-Family	2	29,893,094.63	5.32%	32	4.6466	1.089492
Florida	2	9,180,555.17	1.63%	31	5.0315	1.704641
							Office	6	143,759,715.30	25.57%	31	4.6358	1.368129
Illinois	2	93,172,249.92	16.57%	14	4.4710	0.941051
							Retail	10	251,005,663.28	44.65%	26	4.4706	2.076441
Indiana	2	10,277,942.44	1.83%	32	4.6019	1.786399
							Self Storage	14	42,429,293.45	7.55%	31	4.8265	3.179221
Louisiana	4	10,059,098.01	1.79%	32	4.8000	(0.794100)
							Totals	42	562,214,710.45	100.00%	29	4.5899	1.771143
Maryland	1	12,949,924.62	2.30%	32	4.7000	1.271900

Massachusetts	2	21,626,598.43	3.85%	32	4.5966	1.436667

Michigan	1	9,558,467.85	1.70%	92	4.4150	1.697900

Minnesota	2	13,600,311.73	2.42%	31	4.6775	1.923766

Missouri	1	4,074,642.50	0.72%	31	4.7935	3.385200

New York	1	32,533,082.09	5.79%	32	4.6500	1.211100

Ohio	1	5,745,524.28	1.02%	30	4.8885	1.449500

Pennsylvania	3	62,967,283.11	11.20%	31	4.8153	1.257580

Rhode Island	1	3,465,674.44	0.62%	31	4.7935	3.385200

Tennessee	1	5,067,563.89	0.90%	30	4.7710	1.774700

Texas	3	15,248,464.25	2.71%	32	4.8045	2.022772

Virginia	1	5,381,936.14	0.96%	32	5.0000	2.582200

Totals	42	562,214,710.45	100.00%	29	4.5899	1.771143

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	34,202,902.93	6.08%	28	4.7040	NAP	Defeased	3	34,202,902.93	6.08%	28	4.7040	NAP
	4.40000% or less	2	134,970,429.29	24.01%	18	4.2320	2.760769	12 months or less	22	528,011,807.52	93.92%	29	4.5825	1.793751
	4.40001% to 4.60000%	4	97,001,507.45	17.25%	37	4.5393	1.580744	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	10	209,328,009.34	37.23%	31	4.6930	1.337634	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	5	78,991,840.51	14.05%	31	4.8932	1.651508	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	1	7,720,020.93	1.37%	31	5.0765	1.386700	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	25	562,214,710.45	100.00%	29	4.5899	1.771143	Totals	25	562,214,710.45	100.00%	29	4.5899	1.771143
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	34,202,902.93	6.08%	28	4.7040	NAP	Defeased	3	34,202,902.93	6.08%	28	4.7040	NAP
	60 months or less	21	518,453,339.67	92.22%	28	4.5856	1.795519	Interest Only	1	90,000,000.00	16.01%	30	4.2170	3.677500
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	20	428,453,339.67	76.21%	27	4.6630	1.400194
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	24	552,656,242.60	98.30%	28	4.5929	1.772410	Totals	24	552,656,242.60	98.30%	28	4.5929	1.772410
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	34,202,902.93	6.08%	28	4.7040	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months to 120 months	1	9,558,467.85	1.70%	92	4.4150	1.697900
	12 Months or Less	18	441,370,444.46	78.51%	32	4.6048	1.934455	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 Months	3	67,699,814.65	12.04%	7	4.4196	1.151255	Totals	1	9,558,467.85	1.70%	92	4.4150	1.697900
	25 Months or Greater	1	18,941,548.41	3.37%	32	4.6450	0.811500
	Totals	25	562,214,710.45	100.00%	29	4.5899	1.771143
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 13 of 26

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	302041001	RT	Orange	CA	Actual/360	4.217%	316,275.00	0.00	0.00	N/A	04/01/24	--	90,000,000.00	90,000,000.00	10/01/21
2	302041002	OF	Sunnyvale	CA	Actual/360	4.539%	220,697.01	66,239.91	0.00	N/A	05/01/24	--	58,342,621.29	58,276,381.38	10/01/21
3	302041003	RT	Various	Various	Actual/360	4.888%	203,158.79	98,957.14	0.00	N/A	04/01/24	--	49,870,216.12	49,771,258.98	10/01/21
4	302041004	RT	Lincolnwood	IL	Actual/360	4.262%	160,540.80	231,110.11	0.00	N/A	04/01/21	--	45,201,539.40	44,970,429.29	04/01/20
6	302041006	OF	Chicago	IL	Actual/360	4.666%	187,699.26	70,598.84	0.00	N/A	06/01/24	--	48,272,419.47	48,201,820.63	10/01/21
8	302041008	SS	Various	Various	Actual/360	4.793%	139,766.82	69,942.19	0.00	05/01/24	05/01/34	--	34,989,086.54	34,919,144.35	10/01/21
9	302041009	MU	New York	NY	Actual/360	4.650%	126,275.71	54,197.17	0.00	06/01/24	01/01/26	--	32,587,279.26	32,533,082.09	10/01/21
11	302041011	RT	Westminster	CA	Actual/360	4.650%	101,130.10	53,560.94	0.00	N/A	04/01/24	--	26,098,091.12	26,044,530.18	10/01/21
13	302041013	OF	Seattle	WA	Actual/360	4.660%	88,201.87	46,019.57	0.00	N/A	02/05/24	--	22,712,928.49	22,666,908.92	10/05/21
14	302041014	OF	Needham	MA	Actual/360	4.580%	76,229.95	29,640.16	0.00	N/A	06/01/24	--	19,972,911.48	19,943,271.32	10/01/21
15	302041015	MF	Erie	PA	Actual/360	4.645%	73,434.28	29,633.16	0.00	N/A	06/01/24	--	18,971,181.57	18,941,548.41	07/01/19
19	302041019	RT	Madison Heights	MI	Actual/360	4.415%	35,484.42	86,220.59	0.00	N/A	06/01/29	--	9,644,688.44	9,558,467.85	10/01/21
21	302041021	MU	Aberdeen Proving	MD	Actual/360	4.700%	50,822.93	26,142.92	0.00	N/A	06/05/24	--	12,976,067.54	12,949,924.62	10/05/21
22	302041022	RT	San Antonio	TX	Actual/360	4.808%	47,280.74	23,415.00	0.00	N/A	06/01/24	--	11,801,254.14	11,777,839.14	04/01/20
24	302041024	MF	Minneapolis	MN	Actual/360	4.649%	42,503.73	18,337.88	0.00	N/A	05/01/24	--	10,969,884.10	10,951,546.22	10/01/21
26	302041026	LO	New Orleans	LA	Actual/360	4.800%	40,316.47	20,020.05	0.00	N/A	06/01/24	--	10,079,118.06	10,059,098.01	10/01/21
27	302041027	RT	Crawsfordsville	IN	Actual/360	4.580%	35,274.88	18,938.80	0.00	N/A	06/05/24	--	9,242,325.70	9,223,386.90	10/05/21
28	302041028	RT	Torrance	CA	Actual/360	4.706%	37,945.19	16,030.65	0.00	N/A	05/01/24	--	9,675,781.59	9,659,750.94	10/01/21
29	302041029	OF	Seattle	WA	Actual/360	4.650%	29,443.41	15,416.99	0.00	N/A	04/05/24	--	7,598,299.36	7,582,882.37	10/05/21
30	302041030	SS	Various	CA	Actual/360	4.980%	31,227.57	14,566.23	0.00	N/A	06/05/24	--	7,524,715.33	7,510,149.10	10/05/21
32	302041032	OF	Orlando	FL	Actual/360	5.077%	32,703.70	10,589.76	0.00	N/A	05/01/24	--	7,730,610.69	7,720,020.93	10/01/21
33	302041033	LO	South Boston	VA	Actual/360	5.000%	22,489.35	15,509.00	0.00	N/A	06/01/24	--	5,397,445.14	5,381,936.14	10/01/21
34	302041034	OF	Memphis	TN	Actual/360	4.771%	20,188.52	10,245.07	0.00	N/A	04/01/24	--	5,077,808.96	5,067,563.89	10/01/21
35	302041035	OF	Modesto	CA	Actual/360	4.897%	18,607.12	8,981.19	0.00	05/01/24	04/01/32	--	4,559,638.34	4,550,657.15	10/01/21
36	302041036	LO	Escondido	CA	Actual/360	5.060%	16,701.09	7,621.16	0.00	N/A	02/05/24	--	3,960,732.80	3,953,111.64	10/05/21
Totals							2,154,398.71	1,041,934.48	0.00				563,256,644.93	562,214,710.45
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	33,869,713.00	17,509,826.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	11,183,517.32	5,745,342.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	11,820,653.38	12,326,753.01	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,323,667.00	0.00	--	--	07/12/21	37,682,194.85	1,140,439.12	257,513.77	4,645,892.05	3,632,385.07	0.00
6	4,706,312.14	2,630,368.21	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	7,314,994.81	8,591,797.68	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,630,414.19	1,320,969.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	5,350,870.90	1,456,214.07	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	1,825,416.11	875,330.31	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,044,807.00	526,094.00	01/01/19	06/30/19	08/11/21	9,272,763.15	642,143.01	67,019.89	2,138,468.53	635,659.64	0.00
19	2,738,401.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,199,031.00	671,721.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,499,755.00	0.00	--	--	10/12/20	109,001.59	18,128.00	69,847.20	1,248,007.86	28,086.13	0.00
24	0.00	581,639.00	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
26	(415,526.10)	(539,260.50)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,177,359.38	593,611.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	548,352.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	626,351.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	799,307.94	416,195.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	851,628.65	1,283,716.86	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	695,357.80	411,188.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	619,798.33	316,844.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	92,235,479.60	55,893,055.41				47,063,959.59	1,800,710.13	394,380.86	8,032,368.44	4,296,130.84	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 15 of 26

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	2	30,719,387.55	0	0.00	2	63,911,977.70	1	11,777,839.14	0	0.00	0	0.00	4.589864%	4.536611%	29
09/17/21	0	0.00	0	0.00	2	30,772,435.71	0	0.00	2	64,172,720.97	0	0.00	0	0.00	0	0.00	4.589877%	4.536554%	30
08/17/21	0	0.00	0	0.00	2	30,821,261.68	0	0.00	1	18,998,258.61	0	0.00	0	0.00	0	0.00	4.589881%	4.536490%	31
07/16/21	0	0.00	0	0.00	2	30,869,890.12	0	0.00	1	19,025,227.78	0	0.00	0	0.00	0	0.00	4.589885%	4.536427%	32
06/17/21	0	0.00	0	0.00	2	30,922,348.97	0	0.00	1	19,054,538.28	0	0.00	0	0.00	0	0.00	4.589898%	4.536372%	33
05/17/21	0	0.00	0	0.00	2	30,970,568.46	0	0.00	1	19,081,283.24	0	0.00	0	0.00	0	0.00	4.589902%	4.536309%	34
04/16/21	0	0.00	0	0.00	2	31,022,633.09	0	0.00	1	19,110,377.59	0	0.00	0	0.00	0	0.00	4.616851%	4.568554%	30
03/17/21	0	0.00	0	0.00	3	77,620,105.55	0	0.00	1	19,136,900.09	0	0.00	0	0.00	0	0.00	4.616815%	4.568453%	31
02/18/21	0	0.00	0	0.00	3	77,467,819.24	0	0.00	1	19,170,708.02	0	0.00	0	0.00	0	0.00	4.617036%	4.568753%	32
01/15/21	0	0.00	0	0.00	2	31,177,608.60	0	0.00	1	19,196,990.17	0	0.00	0	0.00	0	0.00	4.617069%	4.568763%	33
12/17/20	0	0.00	0	0.00	2	31,224,795.47	0	0.00	1	19,223,167.61	0	0.00	0	0.00	0	0.00	4.617102%	4.568774%	34
11/18/20	0	0.00	0	0.00	2	31,275,864.72	0	0.00	1	19,251,714.87	0	0.00	0	0.00	0	0.00	4.617139%	4.568788%	35
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 17 of 26

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	302041004 04/01/20		17	5	257,513.77	4,645,892.05	3,666,044.18	47,251,734.67	05/01/20	7			08/19/21
15	302041015 07/01/19		26	6	67,019.89	2,138,468.53	959,596.39	19,671,872.92	07/29/19	7			10/20/20
22	302041022 04/01/20		17	6	69,847.20	1,248,007.86	29,176.20	12,172,959.55	07/21/20	9
Totals					394,380.86	8,032,368.44	4,654,816.77	79,096,567.14
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		44,970,429	0		0	44,970,429
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		435,682,930	404,963,542	11,7 77,839		18,941,548
37 - 48 Months		0	0		0	0
49 - 60 Months		32,533,082	32,533,082		0	0
> 60 Months		49,028,269	49,028,269		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	562,214,710	486,524,894	0	0	11,777,839	63,911,978
Sep-21	563,256,645	487,282,670	0	0	11,801,254	64,172,721
Aug-21	564,233,446	487,985,711	0	0	57,249,476	18,998,259
Jul-21	565,206,399	488,685,926	0	0	57,495,246	19,025,228
Jun-21	566,236,924	489,435,289	0	0	57,747,097	19,054,538
May-21	567,201,982	490,129,673	0	0	57,991,027	19,081,283
Apr-21	653,824,896	576,473,415	0	0	58,241,103	19,110,378
Mar-21	654,782,120	577,162,014	0	0	58,483,205	19,136,900
Feb-21	655,472,715	578,004,896	0	0	58,297,111	19,170,708
Jan-21	656,293,238	625,115,629	0	0	11,980,618	19,196,990
Dec-20	657,110,492	625,885,696	0	0	12,001,628	19,223,168
Nov-20	657,986,685	626,710,820	0	0	12,024,150	19,251,715
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	302041004	44,970,429.29	47,251,734.67	15,200,000.00	05/23/21	2,901,674.00	0.92610	12/31/19	04/01/21	269
15	302041015	18,941,548.41	19,671,872.92	13,300,000.00	07/01/21	501,844.00	0.81150	06/30/19	06/01/24	271
22	302041022	11,777,839.14	12,172,959.55	13,100,000.00	09/15/20	1,375,508.00	1.62130	12/31/19	06/01/24	271
Totals		75,689,816.84	79,096,567.14	41,600,000.00		4,779,026.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 20 of 26

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	302041004	RT	IL	05/01/20	7
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

15	302041015	MF	PA	07/29/19	7
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

22	302041022	RT	TX	07/21/20	9
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	302041004	0.00	4.26200%	0.00	4.26200%	10	09/14/20	05/01/20	10/13/20
11	302041011	26,853,934.79	4.65000%	26,853,934.79 4.65000%		10	06/01/20	06/01/20	07/13/20
22	302041022	0.00	4.80700%	0.00	4.80700%	8	10/05/21	08/01/21	--
Totals		26,853,934.79		26,853,934.79
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 22 of 26

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
23	302041023 10/18/19	11,421,954.04	20,000,000.00	11,900,626.31	296,464.32	11,900,626.31	11,604,161.99	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		11,421,954.04	20,000,000.00	11,900,626.31	296,464.32	11,900,626.31	11,604,161.99	0.00	0.00	0.00	0.00

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
23	302041023	10/18/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 24 of 26

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	9,416.99	0.00	0.00	133,677.59	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	3,952.33	0.00	0.00	35,854.68	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	3,500.00	0.00	0.00	433.53	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	16,869.32	0.00	0.00	169,965.80	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		186,835.12

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 25 of 26

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 26 of 26